Document and Entity Information	Oct. 17, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	STIFEL FINANCIAL CORP
Entity Address, State or Province	MO
Amendment Flag	false
Entity Central Index Key	0000720672
Document Type	8-K
Document Period End Date	Oct. 17, 2019
Entity Incorporation State Country Code	DE
Entity File Number	001-09305
Entity Tax Identification Number	43-1273600
Entity Address, Address Line One	501 N. Broadway
Entity Address, City or Town	St. Louis
Entity Address, Postal Zip Code	63102-2188
City Area Code	(314)
Local Phone Number	342-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.15 par value per share
Trading Symbol	SF
Security Exchange Name	NYSE
Depository Shares Each Representing 11000th Interest In A Share Of 6.25 Percent Not Cumulative Preferred Stock Series A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depository Shares, each representing 1/1,000th interest in a share of 6.25% Non-Cumulative Preferred Stock,Series A
Trading Symbol	SF PR A
Security Exchange Name	NYSE
Depository Shares Each Representing 11000th Interest In A Share Of 6.25 Percent Not Cumulative Preferred Stock Series B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depository Shares, each representing 1/1,000th interest in a share of 6.25% Non-Cumulative Preferred Stock,Series B
Trading Symbol	SF PrB
Security Exchange Name	NYSE